Total Equity	12 Months Ended
Dec. 31, 2017
Total Equity
Total Equity

(20) Total Equity

Issued Capital

SAP SE has issued no-par value bearer shares with a calculated nominal value of €1 per share. All of the shares issued are fully paid.

Number of Shares

millions	Issued Capital	Treasury Shares
January 1, 2015	1,229	–33
Reissuance of treasury shares under share-based payments	0	2
December 31, 2015	1,229	–31
Reissuance of treasury shares under share-based payments	0	1
December 31, 2016	1,229	–30
Purchase of treasury shares	0	–5
Reissuance of treasury shares under share-based payments	0	0
December 31, 2017	1,229	–35

Authorized Shares

The Articles of Incorporation authorize the Executive Board to increase the issued capital as follows:

-

By up to a total amount of €250 million by issuing new no-par value bearer shares against contributions in cash until May 19, 2020 (Authorized Capital I). The issuance is subject to the statutory subscription rights of existing shareholders.

-

By up to a total amount of €250 million by issuing new no-par value bearer shares against contributions in cash or in kind until May 19, 2020 (Authorized Capital II). Subject to the consent of the Supervisory Board, the Executive Board is authorized to exclude the shareholders’ statutory subscription rights in certain cases.

Contingent Shares

SAP SE’s share capital is subject to a contingent capital increase which may be effected only to the extent that the holders or creditors of convertible bonds or stock options issued or guaranteed by SAP SE or any of its directly or indirectly controlled subsidiaries under certain share-based payments exercise their conversion or subscription rights, and no other methods for servicing these rights are used. As at December 31, 2017, €100 million, representing 100 million shares, was still available for issuance (2016: €100 million).

Other Components of Equity

€ millions	Exchange Differences	Available-for- Sale Financial Assets	Cash Flow Hedges	Total
January 1, 2015	362	211	–8	564
Other comprehensive income for items that will be reclassified to profit or loss, net of tax	1,861	125	11	1,997
December 31, 2015	2,222	336	3	2,561
Other comprehensive income for items that will be reclassified to profit or loss, net of tax	839	–43	–11	785
December 31, 2016	3,062	292	–8	3,345
Other comprehensive income for items that will be reclassified to profit or loss, net of tax	–2,732	–135	29	–2,838
December 31, 2017	330	157	21	508

Treasury Shares

By resolution of SAP SE’s General Meeting of Shareholders held on June 4, 2013, the authorization granted by the General Meeting of Shareholders on June 8, 2010, regarding the acquisition of treasury shares was revoked to the extent it had not been exercised at that time, and replaced by a new authorization of the Executive Board of SAP SE to acquire, on or before June 3, 2018, shares of SAP SE representing a pro rata amount of capital stock of up to €120 million in aggregate, provided that the shares purchased under the authorization, together with any other shares in the Company previously acquired and held by, or attributable to, SAP SE do not account for more than 10% of SAP SE’s issued share capital. Based on this authorization, we bought back five million of our shares in the total amount of €500 million in 2017. Although treasury shares are legally considered outstanding, there are no dividend or voting rights associated with shares held in treasury. We may redeem or resell shares held in treasury, or we may use treasury shares for the purpose of servicing option or conversion rights under the Company’s share-based payment plans. Also, we may use shares held in treasury as consideration in connection with mergers with, or acquisitions of, other companies.

Dividends

The total dividend available for distribution to SAP SE shareholders is based on the profits of SAP SE as reported in its statutory financial statements prepared under the accounting rules in the German Commercial Code (Handelsgesetzbuch). For the year ended December 31, 2017, the Executive Board intends to propose that a dividend of €1.40 per share (that is, an estimated total dividend of €1,671 million), be paid from the profits of SAP SE.

Dividends per share for 2016 and 2015 were €1.25 and €1.15 respectively and were paid in the succeeding year.